Document and Entity Information	Jul. 16, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001923840
Document Type	8-K
Document Period End Date	Jul. 16, 2025
Entity Registrant Name	THIRD HARMONIC BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41498
Entity Tax Identification Number	83-4553503
Entity Address, Address Line One	1700 Montgomery Street
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(209)
Local Phone Number	727-2457
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	THRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false